Operating expense - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research tax credit	$ 726	$ 1,129	$ 1,292
Research and Development and Innovation
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Research tax credit	$ 700	$ 1,100	$ 1,300